BLACKROCK FUNDS III

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

SUPPLEMENT DATED FEBRUARY 4, 2014 TO THE

PROSPECTUS DATED APRIL 30, 2013

Effective immediately, the LifePath Portfolios’ prospectus is hereby amended as follows:

In the “LifePath Portfolio Overview” section for LifePath® Retirement Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Retirement Master Portfolio Since	Title
Alan Mason	2009	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath 2020 Portfolio®, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2020 Master Portfolio Since	Title
Alan Mason	2009	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath® 2025 Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2025 Master Portfolio Since	Title
Alan Mason	2010	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath 2030 Portfolio®, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2030 Master Portfolio Since	Title
Alan Mason	2009	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath® 2035 Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2035 Master Portfolio Since	Title
Alan Mason	2010	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath 2040 Portfolio®, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2040 Master Portfolio Since	Title
Alan Mason	2009	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath® 2045 Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2045 Master Portfolio Since	Title
Alan Mason	2010	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

 In the “LifePath Portfolio Overview” section for LifePath® 2050 Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2050 Master Portfolio Since	Title
Alan Mason	2009	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

In the “LifePath Portfolio Overview” section for LifePath® 2055 Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the 2055 Master Portfolio Since	Title
Alan Mason	2010	Managing Director of BlackRock, Inc.
Amy Whitelaw	2010	Managing Director of BlackRock, Inc.

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In addition, the section in the prospectus captioned “Management of the LifePath Portfolios — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Information regarding the portfolio managers of the Master Portfolios is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of LifePath Portfolio shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2009 (2010 for the 2025 Master Portfolio, the 2035 Master Portfolio, the 2045 Master Portfolio and the 2055 Master Portfolio)	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2010	Managing Director of BlackRock, Inc. since January 1, 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

Shareholders should retain this Supplement for future reference.

PRO-LP-0114SUP